Derivatives and Hedging Activities - Summary of Fair Value, Notional Amount and Balance Sheet Classification (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Sep. 30, 2019
Other assets
Derivatives, Fair Value [Line Items]
Notional	$ 656,074	$ 625,607
Derivative assets, fair value	48,201	21,989
Other liabilities
Derivatives, Fair Value [Line Items]
Notional	2,849,390	1,221,252
Derivative liabilities, fair value	90,129	32,546
Client swap program hedges | Other assets
Derivatives, Fair Value [Line Items]
Notional	656,074	425,607
Derivative assets, fair value	48,201	20,381
Client swap program hedges | Other liabilities
Derivatives, Fair Value [Line Items]
Notional	656,074	425,607
Derivative liabilities, fair value	48,201	20,381
Commercial loan fair value hedges | Other assets
Derivatives, Fair Value [Line Items]
Notional	0	0
Derivative assets, fair value	0	0
Commercial loan fair value hedges | Other liabilities
Derivatives, Fair Value [Line Items]
Notional	93,316	95,645
Derivative liabilities, fair value	8,492	4,288
Mortgage loan fair value hedges | Other assets
Derivatives, Fair Value [Line Items]
Notional	0	200,000
Derivative assets, fair value	0	1,608
Mortgage loan fair value hedges | Other liabilities
Derivatives, Fair Value [Line Items]
Notional	500,000	0
Derivative liabilities, fair value	16,061	0
Borrowings cash flow hedges | Other assets
Derivatives, Fair Value [Line Items]
Notional	0	0
Derivative assets, fair value	0	0
Borrowings cash flow hedges | Other liabilities
Derivatives, Fair Value [Line Items]
Notional	1,600,000	700,000
Derivative liabilities, fair value	$ 17,375	$ 7,877